Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

12. Related Party Transactions

        The Company rents its corporate office space from related parties affiliated through common ownership or management. The Company made payments for office rent, leasehold improvements and miscellaneous expenses aggregating $3.9 million during the year ended December 31, 2010 and $4.0 million during both the years ended December 31, 2011 and 2012 to the affiliated companies.

        As of December 31, 2012, future rental commitments under outstanding agreements with the affiliated companies are approximately as follows (in thousands):

2013	$3,481
2014	3,433
2015	3,177
2016	3,300
2017	3,429
Thereafter	19,616

$36,436

        The Company provides contracted services, principally employee leasing services, to related parties affiliated through its equity investments in the BIR and Rehabilitation Institute of Denton, LLC ("Denton") joint ventures. The provision of contracted services to BIR and Denton resulted in net operating revenues amounting to $92.2 million and $8.1 million, respectively for the year ended December 31, 2012; $53.3 million and $7.3 million, respectively for the year ended December 31, 2011 and $137 thousand for Denton for the year ended December 31, 2010.